22. Stock-based Compensation (Details - Options by Exercise Price) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Shares Exercisable | shares	113,500
Aggregate Intrinsic Value (in Dollars) | $	$ 79
$118-$187 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower exercise price per share (in dollars per share)	$ 118
Upper exercise price per share (in dollars per share)	$ 187
Shares Exercisable | shares	1,550
Weighted average remaining contractual life	7 years 5 months 5 days
Weighted average exercise price	$ 178
Aggregate Intrinsic Value (in Dollars) | $	$ 0
$40 - $117 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower exercise price per share (in dollars per share)	$ 40
Upper exercise price per share (in dollars per share)	$ 117
Shares Exercisable | shares	27,950
Weighted average remaining contractual life	8 years 5 months 19 days
Weighted average exercise price	$ 53
Aggregate Intrinsic Value (in Dollars) | $	$ 0
$5 - $39 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower exercise price per share (in dollars per share)	$ 5
Upper exercise price per share (in dollars per share)	$ 39
Shares Exercisable | shares	84,000
Weighted average remaining contractual life	7 years 25 days
Aggregate Intrinsic Value (in Dollars) | $	$ 79